Employee Benefits - Reconciliation of the changes in the pension plans fair value of assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Canada [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	$ (3.7)	$ (2.3)
Canada [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	256.0	269.6
Interest income	11.7	13.4
Administration costs	(0.3)	(0.3)
Actuarial gains (losses) from return on plan assets	(2.3)	17.2
Employer contributions	10.6	8.4
Distributions to employer	(29.4)	(36.3)
Benefits paid	(16.7)	(16.0)
Effect of foreign currency exchange rate changes	0.0	0.0
Assets fair value at end of year	229.6	256.0
Asset ceiling	(3.5)	0.0
Net assets fair value at end of year	226.1	256.0
Foreign [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	(4.1)	(3.8)
Foreign [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	2.0	1.7
Interest income	0.0	0.0
Administration costs	0.0	0.0
Actuarial gains (losses) from return on plan assets	(0.1)	0.0
Employer contributions	8.8	8.9
Distributions to employer	0.0	0.0
Benefits paid	(8.6)	(8.6)
Effect of foreign currency exchange rate changes	0.1	0.0
Assets fair value at end of year	2.2	2.0
Asset ceiling	0.0	0.0
Net assets fair value at end of year	$ 2.2	$ 2.0